DEBT - Senior Notes (Narrative) (Details) - USD ($)	1 Months Ended
	Nov. 30, 2018	Feb. 28, 2017	Jul. 31, 2014	Mar. 31, 2020	Dec. 31, 2019	Feb. 08, 2017
Debt Instrument [Line Items]
Stated interest rate				7.00%
Revolving credit facility
Debt Instrument [Line Items]
Extinguishment of debt		$ 172,000,000.0
Guarantor Subsidiaries
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary	100.00%
5.75% Senior Notes
Debt Instrument [Line Items]
Debt face amount		$ 500,000,000.0
Stated interest rate		5.75%	5.75%
Maturity date		Apr. 15, 2025
Unsecured notes		$ 500,000,000.0
Default period		30 days
Compliance notice period		30 days
Final judgment		$ 75,000,000.0
Percent of principal (at least)		25.00%
Debt issuance costs						$ 7,700,000
5.75% Senior Notes | Redemption period one
Debt Instrument [Line Items]
Percent of principal redeemed		35.00%
Redemption price, expressed as percentage of principal amount		105.75%
5.75% Senior Notes | Redemption period two
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		104.313%
5.75% Senior Notes | Redemption period three
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount		100.00%
5.5% Senior Notes
Debt Instrument [Line Items]
Stated interest rate					5.50%
Debt issuance costs			$ 5,100,000
Events of default, period of payment default			30 days
Events of default, failure to comply with covenants, period after notice			180 days
Events of default, failure to comply with other agreements in the indenture, period after notice			30 days
Events of default, failure to pay final judgments, in excess of 20.0 million			$ 20,000,000.0
Declaration of immediate payment, holding percent of principal amount required			25.00%
Summit Holdings and Finance Corporation | Senior Notes Due August 2022
Debt Instrument [Line Items]
Senior unsecured notes			$ 300,000,000.0
Stated interest rate			5.50%
Maturity date			Aug. 15, 2022
Summit Holdings and Finance Corporation | 7.5% Senior Notes
Debt Instrument [Line Items]
Unsecured notes		$ 300,000,000.0
Redemption and call premiums		$ 17,900,000
Summit Holdings and Finance Corporation | 5.5% Senior Notes | Redemption period one
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount			101.375%
Summit Holdings and Finance Corporation | 5.5% Senior Notes | Redemption period two
Debt Instrument [Line Items]
Redemption price, expressed as percentage of principal amount			100.00%
Subsidiary of Summit Investments | Summit Midstream OpCo, LP
Debt Instrument [Line Items]
Ownership interest	1.00%
Finance Corp | Summit Holdings
Debt Instrument [Line Items]
Cumulative percentage ownership in subsidiary			100.00%